Secured Term Loan Facilities and Revolving Credit Facilities - July 2015 Santander Credit Facility B (Details) $ in Thousands			3 Months Ended	6 Months Ended
	Jun. 02, 2026 USD ($)	Jul. 31, 2015 USD ($) vessel	Jun. 30, 2026 USD ($) vessel	Jun. 30, 2026 USD ($) vessel	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Repayment of lines of credit				$ 99,152	$ 239,349
Line of Credit | DB Credit Facility B | July 2015 Santander Credit Facility B
Debt Instrument [Line Items]
Debt term		12 years
Maximum borrowing capacity		$ 55,800
Repayment of lines of credit	$ 14,000		$ 55,800	$ 55,800
Number of vessels released | vessel			2	2
Line of Credit | DB Credit Facility B | July 2015 Santander Credit Facility B | LPG Carriers
Debt Instrument [Line Items]
Number of assets to be financed (in vessels) | vessel		2